Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Subsidiaries

As of December 31, 2025, the Company was the sole owner of all outstanding shares of the following subsidiary companies, other than the two Shipowning Companies that were distributed to Rubico Inc. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies		Date of Incorporation	Country of Incorporation	Activity
1	Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
2	Top Mega Yachts Inc.	March 2024	Marshall Islands	Holding company (dormant)

Wholly owned Shipowning Companies (“SPC”) with vessels under operating lease during years ended December 31, 2023, 2024 and 2025		Date of Incorporation	Country of Incorporation	Vessel	End of operating lease
1	South California Inc.	January 2018	Marshall Islands	Eco Bel Air	December 15, 2025
2	Malibu Warrior Inc.	January 2018	Marshall Islands	Eco Beverly Hills	December 22, 2025

Wholly owned SPCs with vessels in operation during years ended December 31, 2023, 2024 and 2025		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	Eco Marina Del Rey	March 2019
2	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021 (Distributed to Rubico Inc. on August 1, 2025)
3	Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021 (Distributed to Rubico Inc. on August 1, 2025)
4	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar	January 2022
5	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris	March 2022
6	Eco Oceano CA Inc.	December 2020	Marshall Islands	Eco Oceano CA	March 2022
7	Seawolf Ventures Limited	August 2015	Marshall Islands	M/Y Par Bellvm	August 2023

Wholly owned SPCs with vessels under construction during the year ended December 31, 2025		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Roman Explorer Inc	September 2023	Marshall Islands	Hull No 158	Q2 2027 (sold in March 31, 2026)

50% Owned Companies

As of December 31, 2023, 2024 and 2025, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	Eco Joshua Park	March 2020

Acquired Assets
The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer. The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess consideration over acquired assets in the Company’s consolidated statement of stockholders’ equity for the year ended December 31, 2025. The net assets of Roman Explorer Inc. as of April 11, 2025 amounted to $8,567 and related to advances paid for the Newbuilding Yacht. The assets and liabilities of Seawolf Ventures Limited (shipowning company that owns 100% of M/Y Para Bellvm as of April 11, 2025) and an analysis of the Excess consideration over the carrying value of acquired assets is presented in the tables below:

Seawolf Ventures Limited
Cash and cash equivalents (including restricted cash)	249
Prepayments and other	56
Inventories	27
Vessels, net	26,461
Accounts payable	(40)
Accrued liabilities	(248)
Long-term debt, net (current and non-current portion)	(13,681)
Total Net Assets of Seawolf Ventures Limited	12,824
Total Net Assets of Seawolf Ventures Limited and Roman Explorer Inc.	21,391

As of December 31,	2025
Consideration	47,000
Less: Carrying value of net assets of companies acquired	(21,391)
Excess consideration over acquired assets	25,609

Assets and Liabilities of Rubico
The assets and liabilities of Rubico on August 1, 2025, were as follows:

Cash and cash equivalents (including restricted cash)	1,023
Accounts receivable trade (current and non-current portion)	781
Due from related parties	571
Prepayments and other	318
Inventories	194
Vessels, net	107,930
Accounts payable	(2,029)
Accrued liabilities	(523)
Unearned revenue	(1,395)
Due to related parties	(153)
Long-term debt, net (current and non-current portion)	(73,349)
Total Net Assets of Rubico	33,368
Distribution of net assets of Rubico to the Company’s shareholders	(33,368)